Leases (Tables)	9 Months Ended
Sep. 30, 2018
Leases [Abstract]
Capital Lease Obligations

	As at	As at
	September 30, 2018	December 31, 2017
	$	$
Aframax tankers	153,140	—
Suezmax tankers	143,570	148,908
Total obligations related to capital leases	296,710	148,908
Less: current portion	(15,839)	(7,227)
Long-term obligations related to capital leases	280,871	141,681

Schedule of Future Minimum Lease Payments for Capital Leases
As at September 30, 2018, the Company's remaining commitments under the 10 capital leases for the Suezmax and Aframax tankers was approximately $445.3 million, including imputed interest of $148.6 million, repayable from 2018 through 2029, as indicated below, excluding the sale-leaseback transaction described in note 20:

Year	Commitment
Remaining 2018	$9,574
2019	$37,954
2020	$38,052
2021	$37,943
2022	$37,936
Thereafter	$283,836